Cost of Sales	12 Months Ended
Dec. 31, 2023
Cost Of Sales [Abstract]
Cost of Sales

7. Cost of sales

Cost of sales is detailed as follows:

	For the year ended December 31,
	2023	2022	2021
	(EUR thousand)
Cost of materials	381,141	325,995	305,298
Direct industrial labor	150,036	130,637	114,807
Indirect industrial labor	72,229	61,194	50,339
Industrial depreciation and amortization	64,700	53,550	46,258
Other costs of sales	77,355	92,503	61,813
Total Cost of sales	745,461	663,879	578,515

Cost of sales consists mainly in the cost of materials, components and labor expense related to the production and distribution of our goods and services. Cost of sales also include depreciation and amortization of EUR 64,700 thousand (respectively EUR 53,550 thousand in 2022 and EUR 46,258 thousand in 2021) as well as industrial capitalized costs for the machinery and equipment built within the Group, subcontracting work and industrial overheads.

For the year ended December 31, 2023, cost of sales benefited from EUR 2,886 thousand granted by the Italian government to help offset the significant rise in utilities costs and mitigate the impact to businesses. The grants, subsidies on the increased price of electricity and natural gas consumed during the period, were in effect through the second quarter of 2023.

For the year ended December 31, 2022, grants received from European governments to mitigate the rise in utility cost positively affected the cost of sales by EUR 6,465 thousand.